Long-Term Notes Receivable and Other Assets (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Long-Term Notes Receivable

As of June 30, 2018 and December 31, 2017, the balance of long-term notes receivable was as follows:

	June 30, 2018	December 31, 2017
Promissory notes issued by the Mexican Government	Ps. 148,338,390	Ps. 147,274,076
Other long-term notes receivable	1,022,386	1,218,833

Total long-term notes receivable	Ps. 149,360,776	Ps. 148,492,909

Summary of Promissory Notes Issued

Promissory notes issued by the Mexican Government

	June 30, 2018	December 31, 2017
Total promissory notes	Ps. 152,010,092	Ps. 149,796,282
Less: current portion of notes receivable (1)	3,671,702	2,522,206

Long-term promissory notes	Ps. 148,338,390	Ps. 147,274,076

(1)	The current portion of the promissory notes and the total yield payments due are allocated under sundry debtors in accounts receivable, net (see Note 7).

Summary of Promissory Notes Maturity Dates and Annual Rates

As of June 30, 2018 and December 31, 2017, these promissory notes amounted to Ps. 148,338,390 and Ps. 147,274,076, respectively. PEMEX intends to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 2018 to 2042 and annual rates ranging from 4.65% to 7.03% as follows:

Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2019	5.14%	Ps.	3,671,702
1	2020	5.39%		4,539,577
1	2021	5.57%		5,382,870
1	2022	5.74%		5,969,742
1	2023	5.87%		6,519,694
5	2024-2028	5.98% a 6.47%		36,001,121
5	2029-2033	6.61% a 6.85%		36,290,602
5	2034-2038	6.89% a 7.02%		33,018,175
4	2039-2042	7.00% a 6.94%		20,616,609

Total promissory notes				152,010,092
Less: current portion				3,671,702

Long-term notes receivable			Ps.	148,338,390

Summary of Other Assets

As of June 30, 2018 and December 31, 2017, the balance of other assets was as follows:

	June 30, 2018		December 31, 2017
Payments in advance	Ps.	3,328,576	Ps.	4,683,117
Other		7,987,986		1,211,984

Total other assets	Ps.	11,316,562	Ps.	5,895,100